Pension and Postretirement Benefit Plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States Qualified and Non-qualified Pension Benefits
Summary of changes in fair values of assets
Fair value, beginning balance	$ 12,102	$ 11,575
Foreign currency exchange	0	0
Fair value, ending balance	13,781	12,102
United States Qualified and Non-qualified Pension Benefits | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	3,203	3,459
Net transfers into / (out of) level 3	467	(54)
Purchases, sales, issuances and settlements, net	(407)	(254)
Realized gain (loss)	221	(21)
Change in unrealized gains/(losses) relating to instruments sold during the period	(73)	72
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	182	1
Fair value, ending balance	3,593	3,203
United States Qualified and Non-qualified Pension Benefits | Equities
Summary of changes in fair values of assets
Fair value, ending balance	3,899	3,339
United States Qualified and Non-qualified Pension Benefits | Equities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	442	506
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances and settlements, net	(1)	(52)
Realized gain (loss)	0	3
Change in unrealized gains/(losses) relating to instruments sold during the period	(1)	(8)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	43	(7)
Fair value, ending balance	483	442
United States Qualified and Non-qualified Pension Benefits | Fixed Income
Summary of changes in fair values of assets
Fair value, ending balance	4,088	4,014
United States Qualified and Non-qualified Pension Benefits | Fixed Income | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	74	144
Net transfers into / (out of) level 3	(5)	5
Purchases, sales, issuances and settlements, net	(73)	(97)
Realized gain (loss)	25	21
Change in unrealized gains/(losses) relating to instruments sold during the period	(19)	(17)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	0	18
Fair value, ending balance	2	74
United States Qualified and Non-qualified Pension Benefits | Private Equity
Summary of changes in fair values of assets
Fair value, ending balance	2,143	2,063
United States Qualified and Non-qualified Pension Benefits | Private Equity | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	2,062	2,075
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances and settlements, net	(108)	(108)
Realized gain (loss)	120	(50)
Change in unrealized gains/(losses) relating to instruments sold during the period	(3)	133
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	65	12
Fair value, ending balance	2,136	2,062
United States Qualified and Non-qualified Pension Benefits | Absolute Return
Summary of changes in fair values of assets
Fair value, ending balance	1,698	1,755
United States Qualified and Non-qualified Pension Benefits | Absolute Return | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	520	623
Net transfers into / (out of) level 3	472	(59)
Purchases, sales, issuances and settlements, net	(225)	3
Realized gain (loss)	76	5
Change in unrealized gains/(losses) relating to instruments sold during the period	(49)	(36)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	71	(16)
Fair value, ending balance	865	520
United States Qualified and Non-qualified Pension Benefits | Commodities
Summary of changes in fair values of assets
Fair value, ending balance	209	540
United States Qualified and Non-qualified Pension Benefits | Commodities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	105	111
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances and settlements, net	0	0
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	(1)	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	3	(6)
Fair value, ending balance	107	105
International Qualified and Non-qualified Pension Benefits
Summary of changes in fair values of assets
Fair value, beginning balance	4,643	4,355
Foreign currency exchange	62	(74)
Fair value, ending balance	5,222	4,643
International Qualified and Non-qualified Pension Benefits | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	481	546
Net transfers into / (out of) level 3	0	(96)
Foreign currency exchange	0	(12)
Purchases, sales, issuances and settlements, net	101	20
Realized gain (loss)	0	1
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	15	22
Fair value, ending balance	597	481
International Qualified and Non-qualified Pension Benefits | Equities
Summary of changes in fair values of assets
Fair value, ending balance	1,721	1,676
International Qualified and Non-qualified Pension Benefits | Equities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	5	98
Net transfers into / (out of) level 3	0	(93)
Foreign currency exchange	0	0
Purchases, sales, issuances and settlements, net	0	0
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	0	0
Fair value, ending balance	5	5
International Qualified and Non-qualified Pension Benefits | Fixed Income
Summary of changes in fair values of assets
Fair value, ending balance	2,571	2,127
International Qualified and Non-qualified Pension Benefits | Fixed Income | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	39	34
Net transfers into / (out of) level 3	0	0
Foreign currency exchange	2	(1)
Purchases, sales, issuances and settlements, net	(2)	0
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	(3)	6
Fair value, ending balance	36	39
International Qualified and Non-qualified Pension Benefits | Private Equity
Summary of changes in fair values of assets
Fair value, ending balance	116	155
International Qualified and Non-qualified Pension Benefits | Private Equity | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	67	70
Net transfers into / (out of) level 3	0	(21)
Foreign currency exchange	(4)	(1)
Purchases, sales, issuances and settlements, net	11	17
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	(3)	2
Fair value, ending balance	71	67
International Qualified and Non-qualified Pension Benefits | Absolute Return
Summary of changes in fair values of assets
Fair value, ending balance	604	602
International Qualified and Non-qualified Pension Benefits | Absolute Return | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	370	344
Net transfers into / (out of) level 3	0	18
Foreign currency exchange	2	(10)
Purchases, sales, issuances and settlements, net	92	3
Realized gain (loss)	0	1
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	21	14
Fair value, ending balance	485	370
Postretirement Benefits
Summary of changes in fair values of assets
Fair value, beginning balance	1,209	1,149
Foreign currency exchange	0	0
Fair value, ending balance	1,321	1,209
Postretirement Benefits | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	224	269
Net transfers into / (out of) level 3	15	(2)
Purchases, sales, issuances and settlements, net	(36)	(46)
Realized gain (loss)	14	(30)
Change in unrealized gains/(losses) relating to instruments sold during the period	(6)	17
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	7	16
Fair value, ending balance	218	224
Postretirement Benefits | Equities
Summary of changes in fair values of assets
Fair value, ending balance	586	512
Postretirement Benefits | Equities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	14	16
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances and settlements, net	0	(1)
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	(1)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	2	0
Fair value, ending balance	16	14
Postretirement Benefits | Fixed Income
Summary of changes in fair values of assets
Fair value, ending balance	410	377
Postretirement Benefits | Fixed Income | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	2	4
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances and settlements, net	(2)	(3)
Realized gain (loss)	1	1
Change in unrealized gains/(losses) relating to instruments sold during the period	(1)	(1)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	0	1
Fair value, ending balance	0	2
Postretirement Benefits | Private Equity
Summary of changes in fair values of assets
Fair value, ending balance	170	187
Postretirement Benefits | Private Equity | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	187	226
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances and settlements, net	(27)	(43)
Realized gain (loss)	11	(31)
Change in unrealized gains/(losses) relating to instruments sold during the period	(4)	20
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	3	15
Fair value, ending balance	170	187
Postretirement Benefits | Absolute Return
Summary of changes in fair values of assets
Fair value, ending balance	55	57
Postretirement Benefits | Absolute Return | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	17	20
Net transfers into / (out of) level 3	15	(2)
Purchases, sales, issuances and settlements, net	(7)	1
Realized gain (loss)	2	0
Change in unrealized gains/(losses) relating to instruments sold during the period	(1)	(1)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	2	(1)
Fair value, ending balance	28	17
Postretirement Benefits | Commodities
Summary of changes in fair values of assets
Fair value, ending balance	7	18
Postretirement Benefits | Commodities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	4	3
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances and settlements, net	0	0
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	0	1
Fair value, ending balance	$ 4	$ 4